1290 Multi-Alternative Strategies Fund Investment Objectives and Goals - 1290 Multi-Alternative Strategies Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	1290 Multi-Alternative Strategies Fund — Class A (TNMAX), Class I (TNMIX) and Class R (TNMRX) Shares
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks long-term growth of capital.